Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net [Abstract]
Intangible assets

(a)	Details of intangible assets as of December 31, 2018 and 2019 are as follows:

	2018		2019
Goodwill	~~W~~	3,903,518	4,690,049
Software		102,393	129,235
Development cost		82,536	144,100
Others		231,687	595,330

	~~W~~	4,320,134	5,558,714

Changes in intangible assets
(b)	Changes in intangible assets for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	3,901,260	83,829	75,322	212,910	4,273,321
Acquisitions		—	56,009	38,230	69,501	163,740
Disposals		—	(334)	(5,880)	(7,117)	(13,331)
Impairment (*1)		—	—	(706)	(362)	(1,068)
Amortization (*2)		—	(40,792)	(24,430)	(41,957)	(107,179)
Effects of foreign currency movements		—	3,681	—	(1,288)	2,393
Business combination		2,258	—	—	—	2,258

Ending balance	~~W~~	3,903,518	102,393	82,536	231,687	4,320,134

(*1)

Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount at the end of the reporting period, the impairment loss is recognized.

(*2)	Included in general administrative expense and other operating income of the consolidated comprehensive income.

	2019
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	3,903,518	102,393	82,536	231,687	4,320,134
Acquisitions		—	56,834	71,713	675,070	803,617
Business combination (Note 50)		786,531	9,469	30,435	44,850	871,285
Disposals		—	(428)	(1,310)	(16,476)	(18,214)
Amounts transferred from(to) property and equipment		—	697	(968)	—	(271)
Impairment (*1)(*2)		—	—	(474)	(151,169)	(151,643)
Amortization (*3)		—	(40,578)	(37,832)	(189,533)	(267,943)
Effects of foreign currency movements		—	848	—	901	1,749

Ending balance	~~W~~	4,690,049	129,235	144,100	595,330	5,558,714

(*1)

The Group reviewed the recoverable value of intangible assets related to the rights to be the depository bank of local governments due to the performance below forecast and future prospects. For the year ended December 31, 2019, the impairment loss amounted to ~~W~~151,523 million. The impairment loss was included in the non-operating expenses in the consolidated statement of comprehensive income.

(*2)

Memberships such as golf and condominium memberships are intangible assets that cannot be limited to a specific period of time. If the market value of the exchanges is less than the carrying amount at the end of the reporting period, the impairment loss is recognized.

(*3)	Included in general administrative expense and other operating income of the consolidated statements of comprehensive income.

Goodwill allocated in the Group's CGUs

i)	Goodwill allocated in the Group’s CGUs as of December 31, 2018 and 2019

	2018		2019
Banking	~~W~~	810,058	810,058
Credit card		2,773,231	2,880,383
Securities		7,904	7,904
Life insurance (Shinhan Life Insurance)		275,371	275,371
Life insurance (Orange Life Insurance Co., Ltd.)		—	564,576
Others		36,954	151,757

	~~W~~	3,903,518	4,690,049

Changes in goodwill
ii)	Changes in goodwill for the years ended December 31, 2018 and 2019

	2018		2019
Beginning balance	~~W~~	3,901,260	3,903,518
Acquisitions through business combinations (*1)(*2)		2,258	786,531

Ending balance	~~W~~	3,903,518	4,690,049

(*1)

recognized as a result of the Group’s acquisitions of Orange Life Insurance Co., Ltd.(“Orange Life”), Asia Trust Co., and the Shinhan Card’s acquisition of the new business for the year ended December 31, 2019 (Note 50).

(*2)	recognized as a result of the Shinhan Financial Investment Corp. acquisition of the new business for the year ended December 31, 2018.

Discount rates and terminal growth rates

•	Discount rates and terminal growth rates applied to each CGU are as follows:

	Discount rates(%)	Terminal growth rate(%)
Banking	8.3~13.9	1.0~3.0
Credit card	8.9~13.3	1.0~3.0
Securities	12.1~13.3	3.0
Life insurance (Shinhan Life Insurance)	8.0	—
Life insurance (Orange Life Insurance Co., Ltd.)	8.0	—
Others	9.2~14.0	1.0

Key assumptions
iv)	Key assumptions

Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2019	2020	2021	2022	2023	2024
CPI growth(%)	0.7	1.1	1.6	1.8	1.7	1.7
Private consumption growth(%)	2.0	2.0	2.2	2.5	2.4	2.4
Real GDP growth(%)	1.9	2.2	2.4	2.7	2.6	2.6

Key assumptions used in the discounted cash flow calculations of life insurance components are as follows:

Key assumptions
Rate of return on investment(%)	2.45~2.75
Risk-based capital ratio(%)	150.00

The values for the CPI growth rate, real retail sales growth rate, real GDP growth rate, rate of return on investment and risk-based capital ratio are based on a combination of internal and external analysis.

Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated
v)	Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated, are as follows:

	Amount
Total recoverable amount	~~W~~	46,896,966
Total carrying value		41,902,106

	~~W~~	4,994,860